Long-Term Debt	6 Months Ended
Jun. 30, 2016
Long-term Debt, Unclassified [Abstract]
Long-Term Debt

The amounts shown in the accompanying consolidated balance sheets consist of the following:

Borrower(s)			December 31, 2015	June 30, 2016
1.	Credit Facility		495,993	451,048
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	82,500	78,000
	2.	Mas Shipping Co.	30,625	26,500
	3.	Montes Shipping Co. and Kelsen Shipping Co.	66,000	60,000
	4.	Capetanissa Maritime Corporation	45,000	42,500
	5.	Rena Maritime Corporation	42,500	40,000
	6.	Costamare Inc.	60,463	55,388
	7.	Costamare Inc.	111,417	106,960
	8.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	193,545	185,904
	9.	Raymond Shipping Co. and Terance Shipping Co.	126,878	121,421
	10.	Costamare Inc.	68,170	62,740
	11.	Uriza Shipping S.A.	-	39,000
			827,098	818,413

Total	1,323,091	1,269,461
Less: Deferred financing costs	(4,499)	(4,409)
Total long term debt, net	1,318,592	1,265,052
Less: Long-term debt current portion	(185,259)	(189,592)
Add: Deferred financing costs, current portion	1,431	1,476
Total long term debt, non-current, net	1,134,764	1,076,936

A. Credit Facility: On July 22, 2008, the Company signed a loan agreement with a consortium of banks, for a $1,000,000 Credit Facility (the “Facility”) for general corporate and working capital purposes. The Company used $631,340 of the proceeds from the Facility to repay the then existing indebtedness. The Facility bears interest at the 3, 6, 9 or 12 months (at the Company’s option) LIBOR plus margin.

The outstanding balance of the Facility as of June 30, 2016, is repayable in 8 equal, consecutive quarterly installments, of $22,473 each plus a balloon payment of $271,264 payable together with the last installment.

The Facility, as of June 30, 2016, was secured with, among others, first priority mortgages over 18 of the Company’s vessels, first priority assignment of vessels’ insurances and earnings, charter party assignments, first priority pledges over the operating accounts and corporate guarantees of 18 ship-owning companies.

The Facility and certain of the term loans described under Note 10.B below include among others, financial covenants requiring: (i) the ratio of Total Liabilities (after deducting cash and cash equivalents) to Market Value Adjusted Total Assets (after deducting cash and cash equivalents) not to exceed 0.75 to 1.00, (ii) minimum liquidity of the greater of $30,000 or 3% of the total debt of the Company, (iii) the ratio of EBITDA to net interest expense not to be less than 2.50 to 1.00, (iv) Market Value Adjusted Net Worth, defined as the amount by which the Market Value Adjusted Total Assets exceed the Total Liabilities, to exceed $500,000. The Company’s other term loans described under Note 10.B below also contain financial covenants requiring the ratio of net funded debt to total net assets ratio not to exceed 80% on a charter inclusive valuation basis as well as financial covenants that are either equal to or less stringent than the foregoing financial covenants.

B. Term loans:

1. In May 2008, Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Sealand New York and Sealand Washington. As at June 30, 2016, the outstanding balance of the loan of $78,000 is repayable in 4 equal semi-annual installments of $4,500, each from November 2016 to May 2018 and a balloon payment of $60,000 payable together with the last installment.

2. In January 2008, Mas Shipping Co. entered into a loan agreement with a bank for an amount of up to $75,000 in order to partly finance the acquisition cost of vessel Maersk Kokura. As at June 30, 2016, the outstanding balance of the loan of $26,500 is repayable in 4 equal semi-annual installments of $4,125, each from August 2016 to February 2018 and a balloon payment of $10,000 payable together with the last installment.

3. In December 2007, Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Maersk Kawasaki and Maersk Kure. On January 27, 2016, these two subsidiaries of Costamare entered into a supplemental agreement with the bank in order to extend the repayment of the then outstanding loan amount of $66,000 and amend the repayment schedule. As at June 30, 2016, the outstanding balance of the loan of $60,000 is repayable in 9 consecutive semi-annual variable installments from December 2016 until December 2020 and a balloon payment of $12,000 payable together with the last installment.

4. In June 2006, Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000, in order to partly finance the acquisition cost of the vessel Cosco Beijing. As at June 30, 2016, the outstanding balance of the loan of $42,500 is repayable in 5 equal semi-annual installments of $2,500 each from August 2016 to August 2018 and a balloon payment of $30,000 payable together with the last installment.

5. In February 2006, Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000 in order to partly finance the acquisition cost of the vessel Cosco Guangzhou. As at June 30, 2016, the outstanding balance of the loan of $40,000 is repayable in 4 equal semi-annual installments of $2,500 each from August 2016 to February 2018 and a balloon payment of $30,000 payable together with the last installment.

6. In November 2010, Costamare entered into a term loan agreement with a consortium of banks for an amount of up to $120,000, which was available for drawing for a period up to 18 months. As of June 30, 2016, the Company had drawn the amount of $38,500 (tranche a), the amount of $42,000 (tranche b), the amount of $21,000 (tranche c), the amount of $7,470 (tranche d) and the amount of $7,470 (tranche e) under this term loan agreement in order to finance part of the acquisition cost of MSC Romanos, MSC Methoni, MSC Ulsan, MSC Koroni and MSC Itea, respectively. As at June 30, 2016, the outstanding balance of the tranche (a) of the loan of $20,213 is repayable in 13 equal quarterly installments of $962.5 from August 2016 to August 2019 and a balloon payment of $7,700 payable together with the last installment. As at June 30, 2016, the outstanding balance of the tranche (b) of the loan of $23,100 is repayable in 14 equal quarterly installments of $1,050 from July 2016 to October 2019 and a balloon payment of $8,400 payable together with the last installment. As at June 30, 2016, the outstanding balance of the tranche (c) of the loan of $12,075 is repayable in 15 equal quarterly installments of $525 from August 2016 to February 2020 and a balloon payment of $4,200 payable together with the last installment. On May 21, 2014, the then outstanding balance of $4,202 of the tranche (d) of the loan was fully repaid and on May 29, 2015, the then outstanding balance of $2,334 of the tranche (e) of the loan was fully repaid.

7. In April 2011, Costamare, as borrower, concluded a credit facility with a bank, for an amount up to the lesser of $140,000 and 70% of the contract price of the vessels, to finance part of the acquisition and construction cost of Hulls S4010 and S4011. Through December 31, 2013, the Company had drawn $133,700 in the aggregate, in order to partly finance the installments of Hulls S4010 (MSC Athens), which was delivered to the Company on March 14, 2013 and S4011 (MSC Athos), which was delivered to the Company on April 8, 2013. As at June 30, 2016, the outstanding balance of the loan of $106,960 is repayable in 10 equal semi-annual installments of $4,456.7 from July 2016 until January 2021 and a balloon payment of $62,393 payable together with the last installment. On July 6, 2016 and July 15, 2016, the outstanding balance of the loan was fully repaid under the sale and leaseback transaction described in Note 21(c).

8. In August 2011, Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $229,200 to finance part of the acquisition and construction cost of Hulls S4020, S4022 and S4024. The drawdown of the facility was made in three tranches. As at June 30, 2016, the aggregate outstanding balance of tranches (a) and (b) of $122,238 relating to Hull S4020 (Valor) and Hull S4022 (Valiant), is each repayable in 16 equal quarterly installments for each tranche of $1,273.4 from July 2016 to June 2020 and a balloon payment for each tranche of $40,744.8 payable together with the last installment. As at June 30, 2016, the outstanding balance of the tranche (c) of $63,666 relating to Hull S4024 (Vantage) is repayable in 18 equal quarterly installments of $1,273.4 and a balloon payment payable together with the last installment of $40,744.8 from August 2016 to November 2020.

9. In October 2011, Raymond Shipping Co. and Terance Shipping Co. wholly-owned subsidiaries of the Company concluded a credit facility with a bank, as joint and several borrowers, for an amount of up to $152,800 to finance part of the construction and acquisition cost of Hulls S4021 and S4023. As at June 30, 2016, the outstanding balance of the tranche (a) of $60,028 relating to Hull S4021 (Value), is repayable in 16 equal quarterly installments of $1,364.3 from September 2016 to June 2020 and a balloon payment of $38,199.6 payable together with the last installment. As at June 30, 2016, the outstanding balance of tranche (b) of the loan of $61,393 relating to Hull S4023 (Valence) is repayable in 17 equal quarterly installments of $1,364.3 from August 2016 to August 2020 and a balloon payment of $38,199.6 payable together with the last installment.

10. In October 2011, the Company concluded a loan facility with a bank for an amount of up to $120,000, in order to partly finance the aggregate market value of eleven vessels in its fleet. In March 2012, the Company drew the amount of $113,700. Furthermore, on June 29, 2012, the Company entered into a supplemental agreement for a further amount of $11,300 to finance the acquisition of the vessel Stadt Luebeck, which was drawn down in August 2012 upon the delivery of the vessel. In April 11, 2014, the Company entered into another supplemental agreement, for a further amount of $9,000 to partly finance the acquisition of the vessel Neapolis, which was drawn down in April 2014 upon the delivery of the vessel. In May 2014, the Company repaid the amount of $6,495 due to the sale of Konstantina. Furthermore in September 2014 the Company repaid the amount of $6,000 due to the sale of Akritas. In November 2015, the Company repaid the amount of $3,900 due to the sale of MSC Challenger. As at June 30, 2016, the outstanding balance of $62,740 is repayable in 10 equal quarterly installments of $2,715 from September 2016 to December 2018 and a balloon payment of $35,590 payable together with the last installment.

11. On May 6, 2016, Uriza Shipping S.A. wholly-owned subsidiary of the Company entered into a loan agreement with a bank for an amount of up to $39,000 for general corporate purposes. On May 11, 2016 the Company drew the amount of $39,000. As of June 30, 2016, the outstanding balance of $39,000 is repayable in 20 equal quarterly installments of $1,083.3, from August 2016 to May 2021 and a balloon payment of $17,333.3 payable together with the last installment.

The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of 80% to 125% and restrictions in dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.

Following the repayment of the loan 10.B.7 as discussed in Note 21(c) the annual principal payments required to be made after June 30, 2016, are as follows:

Year ending December 31,	Amount
2016	90,339
2017	180,679
2018	559,466
2019	65,816
2020	246,701
2021	19,500
1,162,501

The interest rates of Costamare’s long-term debt at December 31, 2015 and June 30, 2016, were in the range of 1.11%-6.75% and 1.61%-6.75%, respectively. The weighted average interest rate as at December 31, 2015 and June 30, 2016, was 4.2% and 4.3%, respectively.

Total interest expense incurred on long-term debt (including the effect of the interest rate swaps discussed in Note 16) for the six-month periods ended June 30, 2015 and 2016, amounted to $31,829 and $26,613, respectively and is included in Interest and finance costs in the accompanying consolidated statements of income.

C. Financing Costs

The amounts of financing costs included in the loan balances are analyzed as follows:

Balance, December 31, 2015	4,499
Additions	682
Amortization	(772)
Balance, June 30, 2016	4,409
Less: Current portion of financing costs	(1,476)
Financing costs, non-current portion	2,933

Financing costs represent fees paid to the lenders for the conclusion of the Company’s financing. The amortization of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income (Note 16).